LONG-TERM DEBT - Narrative (Details) - USD ($)					1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2026	Nov. 26, 2024	Nov. 25, 2024	Dec. 01, 2021	Jan. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal repayments of debt										$ 67,964,000	$ 30,000,000	$ 30,000,000
Dotdash Meredith
Debt Instrument [Line Items]
Capital contributions										125,000,000	510,000,000
Capital contributions outstanding							$ 0			0
Capital distributions					$ 105,000,000					230,000,000	$ 405,000,000
Interest rate swaps
Debt Instrument [Line Items]
Interest rate swaps expected to be reclassified into interest expense within next twelve months							$ 1,100,000			$ 1,100,000
Dotdash Meredith Credit Agreement | Term Loan
Debt Instrument [Line Items]
Consolidated net leverage ratio (no greater than)										5.5	5.5
Debt covenant, net leverage ratio that would limit dividends										4.0
Dotdash Meredith Term Loan A Facility | Term Loan
Debt Instrument [Line Items]
Term of debt instrument (years)				5 years
Face amount of debt instrument				$ 350,000,000
Adjustment to interest rate										0.10%
Basis spread on variable rate (as a percent)										2.25%
Interest rate on debt instrument (as a percent)							6.94%			6.94%	7.69%
Dotdash Meredith Term Loan A Facility | Term Loan | Forecast
Debt Instrument [Line Items]
Quarterly repayments of principal								$ 13,100,000	$ 8,800,000
Dotdash Meredith Term Loan B Facility | Interest rate swaps | Dotdash Meredith
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)						7.92%
Weighted average interest rate						3.82%
Dotdash Meredith Term Loan B Facility | Interest rate swaps | Dotdash Meredith | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)						4.00%
Dotdash Meredith Term Loan B Facility | Interest rate swaps | Dotdash Meredith | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Adjustment to interest rate						0.10%
Dotdash Meredith Term Loan B Facility | Term Loan
Debt Instrument [Line Items]
Term of debt instrument (years)				7 years
Face amount of debt instrument				$ 1,250,000,000
Basis spread on variable rate (as a percent)										4.00%	4.00%
Interest rate on debt instrument (as a percent)											9.44%
Principal repayments of debt			$ 30,000,000
Loss on the extinguishment of debt							$ 300,000
Debt issuance costs							100,000			$ 100,000
Third party fees							3,500,000			$ 3,500,000
Quarterly repayments of principal			$ 3,100,000
Dotdash Meredith Term Loan B Facility | Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)											0.50%
Dotdash Meredith Term Loan B Facility | Term Loan | Variable Rate Component One
Debt Instrument [Line Items]
Adjustment to interest rate										0.10%
Dotdash Meredith Term Loan B Facility | Term Loan | Variable Rate Component Two
Debt Instrument [Line Items]
Adjustment to interest rate										0.15%
Dotdash Meredith Term Loan B Facility | Term Loan | Variable Rate Component Three
Debt Instrument [Line Items]
Adjustment to interest rate										0.25%
Dotdash Meredith Revolving Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Term of debt instrument (years)				5 years
Maximum borrowing capacity				$ 150,000,000
Outstanding borrowings under the credit facility							$ 0			$ 0	$ 0
Commitment fee (in basis points)										0.40%	0.40%
Dotdash Meredith Term Loans | Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument		$ 1,180,000,000
Dotdash Meredith Term Loan B-1 Facility | Interest rate swaps | Dotdash Meredith
Debt Instrument [Line Items]
Notional amount						$ 350,000,000
Dotdash Meredith Term Loan B-1 Facility | Variable Rate Component One | Interest rate swaps | Dotdash Meredith
Debt Instrument [Line Items]
Weighted average interest rate		3.82%
Dotdash Meredith Term Loan B-1 Facility | Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)										3.50%
Interest rate on debt instrument (as a percent)							8.05%			8.05%
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Forecast
Debt Instrument [Line Items]
Quarterly repayments of principal	$ 3,000,000
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)										0.50%
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Variable Rate Component One | Interest rate swaps | Dotdash Meredith
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)		7.32%
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Variable Rate Component One | Interest rate swaps | Dotdash Meredith | Base Rate
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)		3.50%
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Variable Rate Component One | Interest rate swaps | Dotdash Meredith | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		0.50%
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Variable Rate Component Two | Interest rate swaps | Dotdash Meredith | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		0.50%
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Variable Rate Component Two | Minimum | Interest rate swaps | Dotdash Meredith
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)		7.32%
Dotdash Meredith Term Loan B-1 Facility | Term Loan | Variable Rate Component Two | Maximum | Interest rate swaps | Dotdash Meredith
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)		7.42%